Net Loss Per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (84,536)	$ (2,806)	$ (10,591)	$ (10,359)	$ (18,079)	$ (20,545)	$ (97,933)	$ (48,983)	$ (57,485)	$ (51,714)	$ (64,677)
Deemed dividend to preferred stockholders									0	0	(491)
Net loss attributable to common stockholders									$ (57,485)	$ (51,714)	$ (65,168)
Weighted-average shares used in computing net loss per share, basic (in shares)	116,597,000			30,008,000			59,825,000	29,834,000	29,896,000	29,138,000	27,150,000
Weighted-average shares used in computing net loss per share, diluted (in shares)	116,597,000			30,008,000			59,825,000	29,834,000	29,896,000	29,138,000	27,150,000
Net loss per common share - basic (in dollars per share)	$ (0.73)			$ (0.35)			$ (1.64)	$ (1.64)	$ (1.92)	$ (1.77)	$ (2.40)
Net loss per common share - diluted (in dollars per share)	$ (0.73)			$ (0.35)			$ (1.64)	$ (1.64)	$ (1.92)	$ (1.77)	$ (2.40)